Finance Leases - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease allowance for loan losses	$ 63,140	$ 52,579